Label	Element	Value
Innovator International Developed Power Buffer ETF - October | iShares MSCI EAFE ETF, Expiration: 09/30/2025; Exercise Price: 0.84 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	96.60%
Innovator International Developed Power Buffer ETF - October | iShares MSCI EAFE ETF, Expiration: 09/30/2025; Exercise Price: 83.63 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.40%
Innovator International Developed Power Buffer ETF - October | iShares MSCI EAFE ETF, Expiration: 09/30/2025; Exercise Price: 95.88 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.70%)
Innovator International Developed Power Buffer ETF - October | iShares MSCI EAFE ETF, Expiration: 09/30/2025; Exercise Price: 71.09 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.40%)